Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cashflow from operating activities
Interest received	$ 3,276,909	$ 3,121,594	$ 216,422
Royalty and license income received	209,487	3,826	90,683
Grant and other income	137,193	276,869	455,807
Payment of lease interest	(5,660)	(17,148)	(5,920)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(170,559,633)	(130,292,806)	(77,064,842)
Research and development tax incentive scheme credit received	5,926,350	6,299,286	4,972,898
Net cash flows used in operating activities	(161,015,354)	(120,608,379)	(71,334,952)
Cash flow from investing activities:
Purchase of plant and equipment	(33,489)	(21,954)	(16,910)
Net cash used in investing activities	(33,489)	(21,954)	(16,910)
Cash flows from financing activities:
Payment of lease liabilities	(88,679)	(70,966)	(85,578)
Proceeds on issue of shares, net of issuance costs	158,817,514	81,815,358
Net proceeds from DFA	85,000,000	84,500,000
Cash received for ordinary shares issued on exercise of options		1,040,718	257,175
Net cash provided by financing activities	243,728,835	167,285,110	171,597
Increase in cash and cash equivalents	82,679,992	46,654,777	(71,180,265)
Effects of exchange rate changes on the balance of cash held in foreign currencies	602,641	(2,097,357)	(2,381,619)
Cash and cash equivalents at beginning of period	89,188,713	44,631,293	118,193,177
Cash and cash equivalents at end of period	$ 172,471,346	$ 89,188,713	$ 44,631,293